Note 12 - Warrants - Components of Warrants (Details)					12 Months Ended			24 Months Ended
	Mar. 21, 2018 USD ($)	Mar. 21, 2018 CAD ($)	Nov. 02, 2016 USD ($)	Nov. 02, 2016 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)
Statement Line Items [Line Items]
Equity					$ 23,072,781	$ 32,242,641
Equity					21,095,240	23,072,781	$ 32,242,641	$ 23,072,781
Warrants [member]
Statement Line Items [Line Items]
Balance, warrants, average exercise price					$ 0.39		$ 0.79	$ 0.79
Balance, number of warrants					34,800,000		8,369,233	8,369,233
Equity					$ 5,985,378	5,985,378	$ 2,013,747	$ 2,013,747
Warrants issued, warrants, average exercise price					$ 0.58			$ 0.39
Warrants issued, number of warrants					12,545,350			34,800,000
Equity issued					$ 2,286,426			$ 5,985,378
Warrants and compensation warrants exercised, warrants, average exercise price	$ (0.58)	$ (0.75)	$ (0.388)	$ (0.52)	$ (0.39)			$ (0.51)
Warrants and compensation warrants exercised, number of warrants					(2,600,500)			(3,794,412)
Fair value of warrants and compensation warrants exercised					$ (447,270)		(901,417)	$ (901,417)
Expired, warrants, average exercise price								$ (1.02)
Expired, number of warrants								(4,574,821)
Fair value of expired warrants							(1,112,330)	$ (1,112,330)
Warrants and compensation warrants exercised, warrants, average exercise price	$ 0.58	$ 0.75	$ 0.388	$ 0.52	0.39			0.51
Balance, warrants, average exercise price					$ 0.44	$ 0.39		$ 0.39
Balance, number of warrants					46,250,292	34,800,000		34,800,000
Equity					$ 8,303,738	$ 5,985,378	5,985,378	$ 5,985,378
Warrants [member] | Compensation options issued to brokers [member]
Statement Line Items [Line Items]
Warrants issued, warrants, average exercise price					$ 0.43
Warrants issued, number of warrants					1,505,442
Equity issued					$ 479,204